Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 558,008	$ 3,348
VAT receivable	61	12,899
Total current assets	558,069	16,247
Total Assets	558,069	16,247
Current Liabilities
Accounts payable and accrued liabilities	222,806	46,492
Due to related parties	854,254	127,968
Promissory notes	947,980
Total current liabilites	2,025,040	174,460
Non-current Liabilities
Promissory notes	3,250,852
Total Liabilities	5,275,892	174,460
STOCKHOLDERS’ EQUITY (DEFICIT)
Authorized: 500,000,000 common shares with par value of $0.001 Issued: 5,627,002 and 5,000,000 for September 30, 2012 and March 31, 2012	602	2
Additional paid-in capital	599,400	1,419
Accumulated other comprehensive income (loss)	(4,379)	(247)
Accumulated deficit during development stage	(5,313,446)	(159,387)
Total Stockholders’ Equity	(4,717,823)	(158,213)
Total Liabilities and Stockholders’ Equity	$ 558,069	$ 16,247